Finance result, net (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance result, net
Interests income	SFr 29,251	SFr 5,322	SFr 35,305
Interests expense on leases	(23,019)	(23,866)	(19,042)
Interests cost	(25,878)	(39,146)	(50,460)
Foreign exchange (losses)/gains, net	(264,360)	211,693	(581,128)
Finance result, net	SFr (284,006)	SFr 154,003	SFr (615,325)